UNITED STATES SECURITES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended. SEPTEMBER 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement
				[ ] adds new holdings entries

Institutional Investment Manager Filing this Report
		Name:				Pilot Advisors LP
		Address:			1633 Broadway
						9th Floor
						New York, NY 10019
		13F File Number:		28-10334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission. Person signing this Report on Behalf of Reporting Manager:

		Name:			Frank Bisk
		Title:			Counsel
		Phone:			212 660 5364
		Signature,		Place,          and Date of Signing:
		Frank E. Bisk		New York, NY    November 4, 2011

Report Type (Check only one.):
	[X] 13F HOLDINGS REPORT
	[ ] 13F NOTICE
	[ ] 13F COMBINATION REPORT

Form 13F SUMMARY PAGE
Report Summary;
Number of other Included Managers:		0
Form 13F Information Table Entry Total:		45
Form 13F Table Value Total:			301,810(in thousands)
List of Other Included Managers:
No. 13F File Number<HTML><HTML><HTML>

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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- X$1000  PRN AMT   PRN CALL DSCRETN -MANAGERS--    SOLE   SHARED     NONE
1-800-Flowers.com Inc.-CL A	COM	68243q106	59	25300	SH		Sole		25300
Ashland Inc	COM	044209104	10401	235650	SH		Sole		235650
Baltic Trading Limited	COM	y0553w103	55	11750	SH		Sole		11750
Berry Petroleum Co Cl A	COM	085789105	5912	167086	SH		Sole		167086
Box Ships Inc.	COM	y09675102	186	23500	SH		Sole		23500
CBS Corp Cl B	COM	124857202	21891	1074137	SH		Sole		1074137
Citigroup Inc	COM	172967424	11418	445765	SH		Sole		445765
Coeur d'Alene Mines Corp Idaho	COM	192108504	4071	189870	SH		Sole		189870
Cooper Tire & Rubber Co	COM	216831107	5234	480591	SH		Sole		480591
Dana Holding Corp	COM	235825205	4957	472100	SH		Sole		472100
Delta Air Lines Inc	COM	247361702	18837	2511643	SH		Sole		2511643
Dennys Corp	COM	24869p104	3857	1158270	SH		Sole		1158270
Dole Food Co Inc	COM	256603101	1089	108950	SH		Sole		108950
Eaton Corp	COM	278058102	6157	173450	SH		Sole		173450
Empire District Electric Co	COM	291641108	3235	166900	SH		Sole		166900
Endo Pharmaceuticals Holdings 	COM	29264f205	700	25000	SH		Sole		25000
Everest RE Group Ltd	COM	g3223r108	2258	28450	SH		Sole		28450
Flextronics Intl Ltd	COM	y2573f102	64	11400	SH		Sole		11400
Ford Motor Co	COM	345370860	6341	655700	SH		Sole		655700
Gilead Sciences Inc	COM	375558103	4327	111525	SH		Sole		111525
Government Properties Income T	COM	38376a103	11612	539827	SH		Sole		539827
Hertz Global Holdings Inc	COM	42805t105	8752	983300	SH		Sole		983300
Hess Corp	COM	42809h107	20921	398800	SH		Sole		398800
Hewlett Packard Co	COM	428236103	4951	220552	SH		Sole		220552
Huntington Bancshares Inc	COM	446150104	552	115000	SH		Sole		115000
International Business Machine	COM	459200101	555	3176	SH		Sole		3176
Kroger Co	COM	501044101	3499	159350	SH		Sole		159350
Lear Corp	COM	521865204	11034	257200	SH		Sole		257200
Lexington Realty Trust	REIT	529043101	20952	3203786	SH		Sole		3203786
Lincoln Natl Corp Ind	COM	534187109	4687	299900	SH		Sole		299900
Macys Inc	COM	55616p104	12529	476006	SH		Sole		476006
Meritor Inc.	COM	59001K100	1382	195810	SH		Sole		195810
Mylan Inc	COM	628530107	5593	329213	SH		Sole		329213
OmniVision Technologies Inc	COM	682128103	3228	229900	SH		Sole		229900
Owens IL Inc	COM	690768403	2995	198100	SH		Sole		198100
Pfizer Inc	COM	717081103	23863	1349737	SH		Sole		1349737
Seacube Container Leasing Ltd	COM	g79978105	3095	255097	SH		Sole		255097
SPDR Gold Shares	ETF	78453v107	13507	124687	SH		Sole		124687
Symetra Financial Corp	COM	87151q106	1385	169919	SH		Sole		169919
TransAtlantic Holdings Inc	COM	893521104	3485	71835	SH		Sole		71835
Tutor Perini Corp	COM	901109108	5473	476328	SH		Sole		476328
Uranium Energy Corp.	COM	916896103	167	60800	SH		Sole		60800
Valero Energy Corp	COM	91913y100	16107	905940	SH		Sole		905940
Wal Mart Stores Inc	COM	931142103	4438	85520	SH		Sole		85520
Western Union Co	COM	959802109	6058	396207	SH		Sole		396207


REPORT SUMMARY 	45	DATA RECORDS	301810		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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